VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 11.4%
Argentina : 0.4%
Pan American Energy LLC/
Argentina 144A
7.75%, 01/15/37 USD 96 $ 96,000
Underline
Brazil : 0.7%
3R Lux SARL Reg S
9.75%, 02/05/31 USD 137 140,767
Underline
China : 0.8%
Longfor Group Holdings Ltd.
Reg S
3.95%, 09/16/29 USD 137 108,644
NWD Finance BVI Ltd. Reg S
10.13% (US Treasury
Yield Curve Rate T 3
Year+6.20%), 0 (o)(a) USD 72 59,862
168,506
Colombia : 0.3%
Geopark Ltd. Reg S
8.75%, 01/31/30 USD 70 69,013
Underline
Guyana : 0.2%
Secure International Finance
Co., Inc. 144A
10.00%, 06/03/29 ∞ USD 32 32,278
Secure International Finance
Co., Inc. Reg S
10.00%, 06/03/29 ∞ USD 11 10,760
43,038
India : 1.5%
Export-Import Bank of India
Reg S
5.50%, 01/13/35 USD 320 326,368
Underline
Indonesia : 2.9%
Indofood CBP Sukses
Makmur Tbk PT Reg S
3.40%, 06/09/31 USD 129 118,747
Pakuwon Jati Tbk PT Reg S
4.88%, 04/29/28 USD 110 106,819
Star Energy Geothermal
Darajat II / Star Energy
Geothermal Salak Reg S
4.85%, 10/14/38 USD 207 193,961
Star Energy Geothermal
Wayang Windu Ltd. Reg S
6.75%, 04/24/33 USD 202 203,147
622,674
Jamaica : 0.1%
Digicel International Finance
Ltd. / Difl US LLC 144A
8.62%, 08/01/32 USD 22 22,402
Underline
Mexico : 0.6%
Alpek SAB de CV Reg S
3.25%, 02/25/31 USD 140 117,591
Underline
Panama : 1.0%
AES Panama Generation
Holdings SRL Reg S
Par
(000’s) Value
Panama (continued)
4.38%, 05/31/30 USD 230 $ 212,761
Underline
Singapore : 0.4%
Medco Maple Tree Pte Ltd.
Reg S
8.96%, 04/27/29 USD 79 81,354
Underline
South Africa : 0.7%
Absa Bank Ltd. 144A
0.00%, 06/25/26 ^ EGP 9,028 157,100
Underline
Thailand : 1.0%
Siam Commercial Bank PCL
Reg S
4.40%, 02/11/29 USD 217 216,091
Underline
Turkey : 0.7%
Zorlu Enerji Elektrik Uretim
AS 144A
11.00%, 04/23/30 USD 162 142,875
Underline
United Kingdom : 0.1%
HTA Group Ltd. 144A
7.50%, 06/04/29 USD 22 22,415
Underline
Total Corporate Bonds
(Cost: $2,417,192) 2,438,955
GOVERNMENT OBLIGATIONS: 86.0%
Angola : 1.8%
Angolan Government
International Bond 144A
8.25%, 05/09/28 USD 79 79,765
9.38%, 03/31/33 USD 198 196,125
Angolan Government
International Bond Reg S
8.25%, 05/09/28 USD 115 116,113
392,003
Argentina : 1.4%
Argentine Republic
Government International
Bond
3.50%, 07/09/41 (s) USD 137 91,516
Bono Del Tesoro Nacional
Capitalizable en Pesos
2.40%, 05/31/27 ARS 70,242 49,654
City of Beunos Aires 144A
7.80%, 11/26/33 USD 60 60,887
Province of Santa Fe 144A
8.10%, 12/11/34 USD 112 107,176
309,233
Bahamas : 0.3%
Bahamas Government
International Bond 144A
8.25%, 06/24/36 USD 33 35,313
Bahamas Government
International Bond Reg S
6.62%, 05/15/33 USD 34 31,960
67,273

VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Barbados : 0.5%
Barbados Government
International Bond 144A
8.00%, 06/26/35 USD 35 $ 35,572
Barbados Government
International Bond Reg S
8.00%, 06/26/35 USD 76 77,241
112,813
Benin : 0.0%
Benin Government
International Bond 144A
7.96%, 02/13/38 USD 8 7,864
Underline
Bolivia : 1.9%
Bolivian Government
International Bond Reg S
4.50%, 03/20/28 USD 319 299,393
7.50%, 03/02/30 USD 110 103,526
402,919
Brazil : 3.0%
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/33 BRL 4,866 171,860
Brazilian Government
International Bond
6.25%, 05/22/36 USD 142 139,231
6.62%, 03/15/35 USD 330 337,887
648,978
Chile : 7.5%
Bonos de la Tesoreria de la
Republica en pesos
5.30%, 07/15/32 CLP 310,000 483,664
Bonos de la Tesoreria de la
Republica en pesos 144A
Reg S
5.00%, 10/01/28 CLP 160,000 331,949
6.00%, 04/01/33 CLP 435,000 789,050
1,604,663
China : 3.4%
China Government Bond
Reg S
3.95%, 06/29/43 CNY 3,500 631,771
4.10%, 05/21/45 CNY 500 92,364
724,135
Colombia : 5.0%
Colombian TES
11.00%, 08/22/29 COP 1,257,000 315,542
12.50%, 02/27/30 COP 810,000 210,995
12.75%, 11/28/40 COP 2,010,000 533,598
1,060,135
Costa Rica : 0.3%
Costa Rica Government
International Bond Reg S
6.12%, 02/19/31 USD 61 62,493
Underline
Czech Republic : 1.5%
Czech Republic Government
Bond
5.00%, 09/30/30 CZK 6,480 312,395
Underline
Par
(000’s) Value
Democratic Republic of the Congo : 2.5%
Congolese International
Bond Reg S
6.00%, 06/30/29 (s) USD 565 $ 524,751
Underline
Dominican Republic : 0.9%
Dominican Republic
International Bond Reg S
6.60%, 06/01/36 USD 200 200,380
Underline
Ecuador : 2.1%
Ecuador Government
International Bond Reg S
0.00%, 07/31/30 ^ USD 324 271,308
6.90%, 07/31/35 (s) USD 199 175,717
447,025
Egypt : 0.7%
Egypt Government
International Bond Reg S
8.88%, 05/29/50 USD 169 149,327
Underline
El Salvador : 0.4%
El Salvador Government
International Bond 144A
0.25%, 04/17/30 USD 82 3,064
El Salvador Government
International Bond Reg S
9.25%, 04/17/30 USD 85 88,522
91,586
Gabon : 2.3%
Gabon Government
International Bond 144A
6.62%, 02/06/31 USD 131 109,730
7.00%, 11/24/31 USD 22 18,217
Gabon Government
International Bond Reg S
7.00%, 11/24/31 USD 214 177,113
9.50%, 02/18/29 USD 200 188,110
493,170
Ghana : 0.6%
Ghana Government
International Bond Reg S
0.00%, 01/03/30 ^ USD 142 120,028
Underline
Guatemala : 1.0%
Guatemala Government
Bond 144A
6.25%, 08/15/36 USD 105 106,995
Guatemala Government
Bond Reg S
3.70%, 10/07/33 USD 126 110,423
217,418
Honduras : 0.2%
Honduras Government
International Bond Reg S
8.62%, 11/27/34 † USD 33 37,110
Underline
Hungary : 2.6%
Hungary Government Bond
7.00%, 10/24/35 HUF 188,100 559,916
Underline

Par
(000’s) Value
India : 1.4%
Export-Import Bank of India
Reg S
3.88%, 02/01/28 USD 294 $ 290,577
Underline
Ivory Coast : 0.2%
Ivory Coast Government
International Bond 144A
6.75%, 02/25/41 USD 61 53,718
Underline
Jamaica : 0.3%
Jamaica Government
International Bond
7.88%, 07/28/45 † USD 50 57,725
Underline
Kenya : 1.0%
Republic of Kenya
Government International
Bond 144A
8.70%, 02/26/39 USD 181 164,273
8.80%, 10/09/38 USD 43 39,603
203,876
Laos : 0.6%
Laos Government
International Bond 144A
11.25%, 11/12/30 USD 116 118,755
Underline
Malaysia : 4.9%
Malaysia Government Bond
2.63%, 04/15/31 MYR 576 136,970
3.34%, 05/15/30 MYR 1,478 364,473
3.83%, 07/05/34 MYR 420 104,920
4.05%, 04/18/39 MYR 1,789 448,765
1,055,128
Mexico : 3.4%
Mexican Bonos
7.75%, 11/13/42 MXN 15,480 717,658
Underline
Nigeria : 1.1%
Nigeria Government
International Bond 144A
8.25%, 09/28/51 USD 103 99,212
8.63%, 01/13/36 USD 36 37,535
Nigeria Government
International Bond Reg S
7.38%, 09/28/33 USD 111 108,922
245,669
Paraguay : 0.2%
Paraguay Government
International Bond 144A
6.65%, 03/04/55 USD 36 37,454
Underline
Peru : 3.5%
Peru Government Bond
144A Reg S
7.60%, 08/12/39 † PEN 2,478 736,781
Underline
Philippines : 2.9%
Philippine Government
International Bond
6.25%, 01/14/36 PHP 38,639 608,178
Underline
Par
(000’s) Value
Poland : 5.1%
Republic of Poland
Government Bond
5.00%, 10/25/34 PLN 1,830 $ 469,492
5.00%, 10/25/35 PLN 830 209,578
Republic of Poland
Government International
Bond
5.75%, 11/16/32 USD 382 401,783
1,080,853
Romania : 3.0%
Romania Government Bond
6.70%, 02/25/32 RON 995 220,105
Romanian Government
International Bond Reg S
6.62%, 05/16/36 USD 422 419,625
639,730
Singapore : 0.7%
Singapore Government
Bond
2.75%, 03/01/35 SGD 106 85,743
3.38%, 09/01/33 SGD 71 59,724
145,467
South Africa : 5.3%
Republic of South Africa
Government Bond
8.50%, 01/31/37 ZAR 3,801 210,077
9.00%, 01/31/40 ZAR 13,265 736,996
Republic of South Africa
Government International
Bond Reg S
7.10%, 11/19/36 USD 169 172,865
1,119,938
South Korea : 2.2%
Korea Treasury Bond
2.62%, 03/10/30 KRW 274,300 171,801
2.62%, 06/10/35 KRW 274,200 161,296
4.12%, 12/10/33 KRW 212,000 140,528
473,625
Sri Lanka : 0.4%
Sri Lanka Government
International Bond 144A
3.60%, 06/15/35 (s) USD 85 64,426
Sri Lanka Government
International Bond Reg S
3.60%, 06/15/35 (s) USD 17 12,875
77,301
Thailand : 3.1%
Thailand Government Bond
2.05%, 04/17/28 THB 10,471 321,754
2.70%, 06/17/40 THB 11,323 339,333
661,087
Trinidad and Tobago : 0.2%
Trinidad & Tobago
Government International
Bond Reg S
5.95%, 01/14/31 USD 54 54,621
Underline

VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Turkey : 1.1%
Turkiye Government
International Bond
6.80%, 11/04/36 USD 245 $ 231,639
Underline
Uganda : 0.8%
Republic of Uganda
Government Bonds
16.25%, 11/08/35 UGX 611,300 167,530
Underline
Uruguay : 1.0%
Oriental Republic of Uruguay
5.25%, 09/10/60 USD 234 213,277
Underline
Uzbekistan : 0.2%
Republic of Uzbekistan
International Bond Reg S
3.90%, 10/19/31 USD 40 36,180
Underline
Venezuela : 2.4%
Venezuela Government
International Bond
9.25%, 09/15/27 (d) * USD 607 291,360
Venezuela Government
International Bond Reg S
7.75%, 10/13/19 (d) * USD 517 213,262
504,622
Zambia : 1.1%
Zambia Government
International Bond Reg S
Par
(000’s) Value
Zambia (continued)
5.75%, 06/30/33 (s) USD 247 $ 231,365
Underline
Total Government Obligations
(Cost: $18,351,078) 18,308,369
Number
of Shares
MONEY MARKET FUND : 1.2%
(Cost: $245,982)
Invesco Treasury Portfolio -
Institutional Class 3.64%(b) 245,982 245,982
Underline
Total Investments Before Collateral for
Securities Loaned: 98.6%
(Cost: $21,014,252) 20,993,306
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.7%
Money Market Fund: 0.7%
(Cost: $150,561)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(b) 150,561 150,561
Total Investments: 99.3%
(Cost: $21,164,813) 21,143,867
Other assets less liabilities: 0.7% 143,966
NET ASSETS: 100.0% $ 21,287,833
Definitions:
ARS Argentina Peso
BRL Brazilian Real
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
HUF Hungarian Forint
KRW Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar
UGX Ugandan Shilling
ZAR South African Rand
(a) Variable rate security — the rate shown is as of 03/31/26
(o) Perpetual Maturity — the date shown, if applicable, is the next call date
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

^ Zero Coupon Bond
(s) Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at March 31, 2026.
† Security fully or partially on loan. Total market value of securities on loan is $199,431.
* Non-income producing
(d) Security in default
(b) The rate shown is the 7-day yield as of 03/31/26.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,706,534, or 17.4% of net assets.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds $ 2,438,955
Argentina $ — $ 96,000 $ — $ 96,000
Brazil — 140,767 — 140,767
China — 168,506 — 168,506
Colombia — 69,013 — 69,013
Guyana — — 43,038 43,038
India — 326,368 — 326,368
Indonesia — 622,674 — 622,674
Jamaica — 22,402 — 22,402
Mexico — 117,591 — 117,591
Panama — 212,761 — 212,761
Singapore — 81,354 — 81,354
South Africa — 157,100 — 157,100
Thailand — 216,091 — 216,091
Turkey — 142,875 — 142,875
United Kingdom — 22,415 — 22,415
Government Obligations
 *
— 18,308,369 — 18,308,369
Money Market Funds 396,543 — — 396,543
Total Investments $ 396,543 $ 20,704,286 $ 43,038 $ 21,143,867
Other Financial Instruments:
Liabilities
Forward Foreign Currency
Contract $ (1,292) $ — $ — $ (1,292)
*
See Schedule of Investments for geographic regions.